Related Party Transactions (Details) - Schedule of notes payable - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables	$ 4,498,467	$ 3,306,738	$ 974,562
Total Related Party Notes Payable		1,825,617	3,471,755
Current Portion of Related Party Notes Payable	$ 105,876	1,238,755	3,471,755
Long-term Portion of Related Party Notes Payable		586,862
Long-term Note Payable to Related Party - 1 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables		400,000
Long-term Note Payable to Related Party - 2 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables		1,030,079	1,030,079
Long-term Note Payable to Related Party - 3 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables			1,225,000
Long-term Note Payable to Related Party - 4 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables			200,000
Long-term Note Payable to Related Party - 5 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables		385,000	385,000
Long-term Note Payable to Related Party - 6 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables		55,000	155,690
Long-term Note Payable to Related Party - 7 [Member]
Related Party Transaction [Line Items]
Long term note bearing interest at 6% and maturing December 31, 2024 and other short term payables due to stockholders and related parties.		$ 355,538	$ 75,986